Description of Organization and Business Operations (Details) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Description of Organization and Business Operations [Abstract]
Entity date of incorporation			Mar. 14, 2008
Entity date of Initial Public Offering			Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition			43.60%
Navios Holdings' economic interest in Navios Acquisition			46.60%
Common stock shares outstanding			149,782,990	151,664,942
Preferred stock shares outstanding			4,000	4,540	4,540
Proceeds from loan facility | $			$ 192,930	$ 161,932	$ 155,550
Navios Midstream
Number of vessel-owning companies acquired		4
Proceeds from Public offering | $		$ 110,403
Proceeds from loan facility | $		$ 104,451
Navios GP LLC general partner interest in Navios Midstream		2.00%	2.00%
Credit Suisse AG | Navios Midstream
Line of credit facility maximum borrowing capacity | $		$ 126,000
Subordinated Units | Navios Midstream
Units exchanged		9,342,692
Common Units | Navios Midstream
Units exchanged		1,242,692
General Partner Units | Navios Midstream
Units exchanged	32,509	381,334
Nave Celeste and C. Dream | Navios Midstream
Sale price | $	$ 100,000
Cash received | $	$ 73,000
Subordinated Series A Units | Nave Celeste and C. Dream | Navios Midstream
Units exchanged	1,592,920
Puttable Common Stock
Temporary equity, shares outstanding			650,000	0
Series A Convertible Preferred Stock
Preferred stock shares outstanding			3,000	3,000	3,000
Series C Convertible Preferred Stock
Preferred stock shares outstanding			1,000	1,000	1,000